Note 17 - Related Parties (Details Textual) $ in Thousands				12 Months Ended
		Oct. 17, 2022 USD ($) shares	Apr. 21, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Proceeds from sales of interests in associates				$ 36,879	$ 50,000	$ 0
Payments to acquire or redeem entity's shares				146,068	749	49,049
Profit (loss)				15,035	(43,964)	179,174
Total assets				964,686	1,092,460
Amounts receivable, related party transactions				58,821	2,650
Qifei International Development Co, Ltd [member]
Statement Line Items [Line Items]
Payments to acquire or redeem entity's shares		$ 128,600		128,563	0	$ 0
Qifei International Development Co, Ltd [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares) | shares		46,750,000
Qifei International Development Co, Ltd [member] | American depositary shares (ADS) [member]
Statement Line Items [Line Items]
Number of shares repurchased (in shares) | shares		23,375,000
nHorizon [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions				$ 32	734
nHorizon [member] | Advertising revenue [member]
Statement Line Items [Line Items]
Percentage of entity's revenue				30.00%
nHorizon [member] | Software [member]
Statement Line Items [Line Items]
Percentage of entity's net profits				1.00%
Total assets				$ 0
Amounts receivable, related party transactions				0
nHorizon [member] | Software [member] | Top of range [member]
Statement Line Items [Line Items]
Profit (loss)				$ 5,000
Professional investment advisory services with Kunlun Group Limited [member]
Statement Line Items [Line Items]
Management fee, maximum percentage of net gain from investment activity				8.00%
Services received, related party transactions				$ 300	0
Related parties [member]
Statement Line Items [Line Items]
Impairment loss recognised in profit or loss, trade receivables				101	40
Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	[1]			$ 57,700	$ 781
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			19.35%	19.35%
Disposal group held for sale, consideration to be received			$ 83,500
Proceeds from sales of interests in associates			$ 28,400
Disposal group, number of installments			2
Disposal group, deferred payments, interest rate			3.50%
Star X [member] | Kunlun Tech Limited [member]
Statement Line Items [Line Items]
Receivable from Sale of Investment, related party transactions				$ 56,400

[1]	Of the total amount of receivables due from Kunlun as of December 31, 2022, the receivable from the sale of Star X amounted to US$56.4 million.